Filed Pursuant to Rule 497(e)
                                                 Registration File No. 333-66807


                                       E*TRADE FUNDS
                             E*TRADE PREMIER MONEY MARKET FUND


SUPPLEMENT DATED August 17, 2000 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2000, as Supplemented on May 31, 2000

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI"). You may obtain a copy of the SAI, as supplemented, without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the SAI unless specifically noted.

The information provided below should replace that located in the section titled "Control Persons and Principal Holders of Securities:"

      Control Persons and Principal Holders of Securities

      As of July 31, 2000, the following persons beneficially owned 5% or more of the Fund's outstanding equity securities:

                                                    Shares
                                                  Beneficially        Percent of
                 Name                                Owned                Fund
                 ----                                -----                ----
      Stuart J. Steele and Suzanne E. Steele         156,308,821          53.6%*
      Manchester, NH

      Erinn E. Steele                                 65,000,000          22.3%
      Manchester, NH

      James A. Steele and Christina L. Steele         19,596,000           6.7%

      Manchester, NH

      Kathryn K. Steele and Stuart J. Steele           7,700,000          2.6%**
      Manchester, NH

      -------------

      * A shareholder beneficially owning more than 25% of the Fund's voting securities may be deemed to control the Fund.

      ** Although less than 5% of the Fund's outstanding equity securities, when combined with Mr. Steele's 53.6% ownership interest through another joint account (as indicated above), Mr. Steele's ownership interest totals 56.2% of the Fund.

      A shareholder with a controlling interest could affect: (i) the direction of management of the Fund or (ii) the outcome of proxy voting by diluting the effect of the votes of other shareholders of the Fund. If any large shareholder were to substantially reduce its investment in the Fund, it could also adversely affect the Fund by, for example, (i) decreasing the size of the Fund, (ii) causing the Fund to incur trading expenses or (iii) impacting orderly portfolio management.

      As of the date of this SAI, the Trustees and Officers of the Fund as a group owned less than 1% of the Fund's equity securities.